Schedule of Annual Principal Payments Construction in Progress (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Long Term Notes Payable Schedule Of Annual Principal Payments Construction In Progress 1	$ 4,412,012
Long Term Notes Payable Schedule Of Annual Principal Payments Construction In Progress 2	4,079,217
Long Term Notes Payable Schedule Of Annual Principal Payments Construction In Progress 3	3,759,756
Long Term Notes Payable Schedule Of Annual Principal Payments Construction In Progress 4	3,638,585
Long Term Notes Payable Schedule Of Annual Principal Payments Construction In Progress 5	3,751,359
Long Term Notes Payable Schedule Of Annual Principal Payments Construction In Progress 6	74,658,135
Long Term Notes Payable Schedule Of Annual Principal Payments Construction In Progress 7	$ 94,299,064